COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 2,804
2023	2,714
2024	2,302
2025	571
2026 and thereafter	17
Total lease payments	8,408
Less - imputed interest	(156)
Present value of lease liabilities	$ 8,252